Class A C R R6 Y [Member] Expense Example, No Redemption - Class A C R R6 Y - PUTNAM CONVERTIBLE SECURITIES FUND - Class C Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	558
Expense Example, No Redemption, 5 Years	960
Expense Example, No Redemption, 10 Years	$ 1,885